Consolidated Statements of Operations (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues [Abstract]
Interest income	$ 179,872	$ 195,299	$ 152,288
Less: Interest expense	66,556	90,418	70,000
Net interest income	113,316	104,881	82,288
Revenues	117,615	108,050	82,288
Expenses:
Acquisition expenses	696	900	452
Administrative services expenses	13,120	16,363	13,446
Professional fees	10,964	11,631	8,318
Depreciation and amortization	2,233	507	0
Other expenses	3,312	3,771	4,887
Total expenses	49,156	52,200	37,402
Other (income)/loss:
Increase/(decrease) for credit losses	13,296	3,007	3,370
Impairment losses on real estate owned assets	398	0	0
Realized (gain)/loss on extinguishment of debt	(3,678)	0	0
Realized (gain)/loss on sale of real estate securities	10,137	0	107
Realized (gain)/loss on sale of commercial mortgage loan, held-for-sale	(184)	25	9
Realized (gain)/loss on sale of real estate owned assets, held-for-sale	(1,851)	0	0
Realized (gain)/loss on sale of commercial mortgage loan, held-for-sale, measured at fair value	(15,931)	(37,832)	(11,288)
Unrealized (gain)/loss on commercial mortgage loans, held-for-sale, measured at fair value	75	(312)	237
Unrealized (gain)/loss on other real estate investments, measured at fair value	32	(47)	0
Unrealized (gain)/loss on derivatives	995	(1,722)	1,374
Realized (gain)/loss on derivatives	12,486	4,324	(1,827)
Total other (income)/loss	15,775	(32,557)	(8,018)
Income/(loss) before taxes	52,684	88,407	52,904
Provision/(benefit) for income tax	(2,062)	4,483	79
Net income/(loss)	54,746	83,924	52,825
Net income/(loss) applicable to common stock	$ 39,826	$ 66,914	$ 49,181
Basic net income per share (in dollars per share)	$ 0.90	$ 1.60	$ 1.44
Diluted net income per share (in dollars per share)	$ 0.90	$ 1.60	$ 1.44
Basic weighted average shares outstanding (in shares)	44,384,813	41,859,142	34,268,707
Diluted weighted average shares outstanding (in shares)	44,398,879	41,871,646	36,779,735
Management Service
Expenses:
Asset management and subordinated performance fee	$ 15,178	$ 16,226	$ 10,299
Real estate owned
Revenues [Abstract]
Revenues	4,299	3,169	0
Expenses:
Asset management and subordinated performance fee	$ 3,653	$ 2,802	$ 0